Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of other non-current assets [abstract]
Other non-current assets
(USD millions)	Jun 30, 2022	Dec 31, 2021

Deferred compensation plans	450	520

Prepaid post-employment benefit plans	3 218	1 415

Other non-current assets	217	275

Total other non-current assets	3 885	2 210